Quarterly Holdings Report
for
Fidelity® International Growth Fund
July 31, 2024
IGF-NPRT3-0924
1.863103.116
Common Stocks - 98.1%
	Shares	Value ($)
Belgium - 0.3%
Azelis Group NV	967,905	18,331,516
Canada - 3.3%
CAE, Inc. (a)	1,358,511	24,717,196
Canadian Pacific Kansas City Ltd.	1,513,900	126,954,219
Franco-Nevada Corp.	315,480	40,654,910
TOTAL CANADA		192,326,325
China - 0.4%
PDD Holdings, Inc. ADR (a)	192,500	24,811,325
Denmark - 6.4%
Novo Nordisk A/S Series B	2,799,400	370,900,620
Finland - 0.6%
Kone OYJ (B Shares)	636,200	32,470,955
France - 12.1%
Airbus Group NV	835,700	126,463,754
Edenred SA	1,482,822	61,800,236
Lectra	336,961	9,499,811
Legrand SA	815,300	88,090,663
LVMH Moet Hennessy Louis Vuitton SE	268,245	189,209,939
Safran SA	1,060,400	232,962,115
TOTAL FRANCE		708,026,518
Germany - 5.8%
Deutsche Borse AG	322,700	66,078,808
SAP SE	1,282,800	271,209,983
TOTAL GERMANY		337,288,791
Hong Kong - 0.2%
AIA Group Ltd.	2,006,800	13,423,206
India - 1.2%
HDFC Bank Ltd.	1,304,091	25,200,878
Jio Financial Services Ltd.	970,400	3,807,295
Reliance Industries Ltd.	675,000	24,272,986
Reliance Industries Ltd. GDR (b)	264,100	19,041,610
TOTAL INDIA		72,322,769
Israel - 0.1%
NICE Ltd. sponsored ADR (a)(c)	30,050	5,439,050
Italy - 1.2%
Interpump Group SpA	625,126	27,129,359
Prada SpA	6,303,700	45,505,632
TOTAL ITALY		72,634,991
Japan - 9.6%
Azbil Corp.	1,538,503	45,064,926
DENSO Corp.	2,265,060	37,144,749
Hoya Corp.	432,600	54,205,130
Keyence Corp.	363,548	158,965,139
Komatsu Ltd.	962,200	27,353,012
Misumi Group, Inc.	1,272,285	23,631,608
OSG Corp.	681,200	9,455,995
Recruit Holdings Co. Ltd.	2,689,400	154,219,048
SHO-BOND Holdings Co. Ltd.	695,400	26,868,097
USS Co. Ltd.	2,509,300	22,713,600
TOTAL JAPAN		559,621,304
Netherlands - 8.3%
Aalberts Industries NV	226,400	8,649,255
ASML Holding NV (Netherlands)	436,400	401,685,963
BE Semiconductor Industries NV	261,699	33,746,109
IMCD NV	257,346	37,042,190
TOTAL NETHERLANDS		481,123,517
Spain - 0.6%
Amadeus IT Holding SA Class A	530,400	34,866,303
Sweden - 7.3%
ASSA ABLOY AB (B Shares)	2,861,710	87,151,395
Atlas Copco AB (A Shares)	11,678,300	207,846,396
Autoliv, Inc.	391,669	39,613,403
Epiroc AB (A Shares)	3,887,917	72,569,475
Lagercrantz Group AB (B Shares)	962,600	16,233,291
TOTAL SWEDEN		423,413,960
Switzerland - 2.3%
Schindler Holding AG:
(participation certificate)	129,288	34,614,275
(Reg.)	18,350	4,818,770
UBS Group AG	3,132,622	95,147,482
TOTAL SWITZERLAND		134,580,527
Taiwan - 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,401,000	187,541,480
United Kingdom - 9.7%
3i Group PLC	641,800	25,820,083
BAE Systems PLC	6,604,100	110,143,931
Compass Group PLC	4,459,600	137,333,458
InterContinental Hotel Group PLC ADR (c)	1,047,070	106,099,603
London Stock Exchange Group PLC	743,700	90,527,429
Rightmove PLC	2,112,194	15,645,737
Sage Group PLC	2,751,300	38,411,100
Spectris PLC	1,092,557	42,669,824
TOTAL UNITED KINGDOM		566,651,165
United States of America - 25.5%
CRH PLC	2,477,366	212,310,266
Experian PLC	2,768,800	130,702,301
GE Vernova LLC	315,700	56,270,368
Linde PLC	502,879	228,055,627
Marsh & McLennan Companies, Inc.	562,851	125,273,747
MasterCard, Inc. Class A	205,500	95,292,405
Microsoft Corp.	158,300	66,224,805
Moody's Corp.	245,400	112,020,192
Nestle SA (Reg. S)	744,199	75,381,891
Otis Worldwide Corp.	432,400	40,861,800
PriceSmart, Inc.	163,698	14,950,538
S&P Global, Inc.	228,800	110,906,224
Sherwin-Williams Co.	356,300	124,990,040
Visa, Inc. Class A	350,660	93,159,842
TOTAL UNITED STATES OF AMERICA		1,486,400,046
TOTAL COMMON STOCKS (Cost $3,707,014,674)		5,722,174,368

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $6,992,915)	63,819	14,666,883

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	93,520,649	93,539,353
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	13,374,566	13,375,903
TOTAL MONEY MARKET FUNDS (Cost $106,915,256)		106,915,256

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,820,922,845)	5,843,756,507
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(10,070,735)
NET ASSETS - 100.0%	5,833,685,772

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,041,610 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,666,883 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	71,840,035	1,353,493,157	1,331,795,199	4,106,726	1,360	-	93,539,353	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	12,775,303	648,937,882	648,337,282	181,960	-	-	13,375,903	0.1%
Total	84,615,338	2,002,431,039	1,980,132,481	4,288,686	1,360	-	106,915,256

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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